LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
NOTE 6 - LOSS PER SHARE

The basic loss per share is calculated by dividing the Company's net loss available to common shareholders by the weighted average number of common shares during the year. The diluted loss per share is calculated by dividing the Company's net loss available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. Diluted earnings (loss) per share are the same as basic earnings (loss) per share due to the lack of dilutive items in the Company and the fact that the company has a loss.

	Year ended December 31,	Year ended December 31,
	2015	2014
	$ in thousands except per share data

1. Numerator:

Net loss	$(63)	$(98)

2. Denominator

Denominator for basicand diluted net loss per share - weighted average of shares	9,054	7,449

Basic and diluted loss per share attributed to stockholders	$(0.01)	$(0.01)